Average Annual Total Returns{- Fidelity® MSCI Utilities Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Utilities Index ETF	Fidelity MSCI Utilities Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Utilities Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Utilities Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Utilities Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWN5 Past 1 year	IXWN5 Past 5 years	IXWN5 Since Inception		MC023 Past 1 year	MC023 Past 5 years	MC023 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	(0.54%)	11.34%	10.66%	[1]	(1.37%)	10.50%	9.77%	[1]	0.11%	8.90%	8.44%	[1]	(0.42%)	11.51%	10.81%	[1]	0.42%	11.51%	10.81%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013